Other current assets - Additional Information (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Current Assets [Abstract]
Other current assets	€ 81,239	€ 68,773	€ 66,718